Inventory (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Finished goods inventory	$ 36,973	$ 50,357
Income recognized, change in reserve of obsolete inventory	3,289
Expense recognized, change in reserve of obsolete inventory		50,357
Inventory [Member]
Finished goods inventory	$ 47,068	$ 50,357